Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 — Income Taxes

The income tax provision consists of the following:

	For the year ended December 31, 2020	For the period From May 10, 2019 (inception) through December 31, 2019
Current
Federal	$201,603	$479,064
State	—	—
Deferred
Federal	(1,207,074)	(222,823)
State	—	—
Valuation allowance	1,207,074	222,823

Income tax provision	$201,603	$479,064

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
StartUp/Organization Costs	$1,207,074	$222,823

Total deferred tax assets	1,207,074	222,823
Valuation allowance	(1,207,074)	(222,823)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the valuation allowance was approximately $827,000.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the year ended December 31, 2020	For The period from May 10, 2019 (inception) through December 31, 2019
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	0.0%	0.0%
Change in Valuation Allowance	(25.2)%	18.3%

Income Taxes Provision (Benefit)	(4.2)%	39.3%

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. During the year ended December 31, 2020, approximately $202,000 of income tax expense was recognized. The Company’s effective tax rate for the year ended December 31, 2020 was a negative 4%, which differs from the expected income tax rate due to a full valuation allowance recognized on the deferred tax asset resulting from non-deductible start-up costs.